UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JCK Partners, L.P.
Address: 745 Fifth Avenue, 17th Floor

         New York, New York  10151

13F File Number:  28-11766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Bianchini
Title:     Operations Manager
Phone:     646-720-9200

Signature, Place, and Date of Signing:

     Mark Bianchini     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $266,644 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        COM              00489A107      562   100000 SH       SOLE                   100000        0        0
ADVO INC                       COM              007585102    19527   599000 SH       SOLE                   599000        0        0
ALTRIA GROUP INC               COM              02209S103    13163   153381 SH       SOLE                   153381        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    12504   276509 SH       SOLE                   276509        0        0
AMERICAN TOWER CORP            CL A             029912201    11235   301378 SH       SOLE                   301378        0        0
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     2970   300300 SH       SOLE                   300300        0        0
BALDOR ELEC CO                 COM              057741100    13575   406200 SH       SOLE                   406200        0        0
CENVEO INC                     COM              15670S105     8776   413947 SH       SOLE                   413947        0        0
CHAPARRAL STL CO DEL           COM              159423102    13450   303823 SH       SOLE                   303823        0        0
COLD SPRING CAP INC            COM              192865103       95    17503 SH       SOLE                    17503        0        0
COMMUNITY BANKERS ACQUISITN    COM              20361R101      715   100000 SH       SOLE                   100000        0        0
COREL CORP NEW                 COM              21869X103     3042   225195 SH       SOLE                   225195        0        0
EMERSON ELEC CO                CALL             291011904     3218    73000 SH  CALL SOLE                    73000        0        0
EQUITABLE RES INC              COM              294549100     7565   181200 SH       SOLE                   181200        0        0
FMS FINL CORP                  COM              302509104     2346    73991 SH       SOLE                    73991        0        0
GARDNER DENVER INC             COM              365558105    14099   377895 SH       SOLE                   377895        0        0
GENERAL FINANCE CORP           COM              369822101      539    70000 SH       SOLE                    70000        0        0
GLOBAL LOGISTICS ACQUISITION   COM              379414105      955   125000 SH       SOLE                   125000        0        0
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103      424    75000 SH       SOLE                    75000        0        0
HANESBRANDS INC                COM              410345102    10383   439589 SH       SOLE                   439589        0        0
HEALTH NET INC                 COM              42222G108     3420    70283 SH       SOLE                    70283        0        0
HELIX ENERGY SOLUTIONS GRP I   PUT              42330P957     6274   200000 SH  PUT  SOLE                   200000        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    15679   499800 SH       SOLE                   499800        0        0
IDEX CORP                      CALL             45167R904     2887    60900 SH  CALL SOLE                    60900        0        0
JK ACQUISITION CORP            COM              47759H106      848   150000 SH       SOLE                   150000        0        0
LEXMARK INTL NEW               CL A             529771107     1638    22376 SH       SOLE                    22376        0        0
MITTAL STEEL CO N V            NY REG SH CL A   60684P101     6004   142343 SH       SOLE                   142343        0        0
NORTH AMERN INS LEADERS INC    COM              65687M104      807   110000 SH       SOLE                   110000        0        0
NUTRI SYS INC NEW              COM              67069D108     6602   104146 SH       SOLE                   104146        0        0
PHELPS DODGE CORP              PUT              717265952     7866    65700 SH  PUT  SOLE                    65700        0        0
PHELPS DODGE CORP              COM              717265102     7878    65800 SH       SOLE                    65800        0        0
PRECISION CASTPARTS CORP       COM              740189105    15642   199817 SH       SOLE                   199817        0        0
PRECISION CASTPARTS CORP       PUT              740189955     7045    90000 SH  PUT  SOLE                    90000        0        0
ROCKWELL COLLINS INC           CALL             774341901     1487    23500 SH  CALL SOLE                    23500        0        0
SERVICE CORP INTL              PUT              817565954      441    43000 SH  PUT  SOLE                    43000        0        0
SERVICE CORP INTL              COM              817565104    12336  1203552 SH       SOLE                  1203552        0        0
SWIFT TRANSN CO                COM              870756103     7320   278652 SH       SOLE                   278652        0        0
TRONOX INC                     CL A             897051108    12803   800699 SH       SOLE                   800699        0        0
TRONOX INC                     COM CL B         897051207      592    37505 SH       SOLE                    37505        0        0
WELLPOINT INC                  COM              94973V107     3283    41722 SH       SOLE                    41722        0        0
WINN DIXIE STORES INC          COM NEW          974280307     6649   492520 SH       SOLE                   492520        0        0